FMC STRATEGIC
                                   VALUE FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 1998
ADVISED BY:
FIRST MANHATTAN CO.

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:
The FMC Strategic Value Fund (the "Fund") had a total return of 4.25% for the period from inception on August 17, 1998 to the fiscal year end, October 31, 1998. This compares with a return of -5.77% over the same period for the Fund's benchmark, the Russell 2000 Index.

As the name of the Fund implies, we are focusing our investment efforts on finding attractive values in the stock market, i.e., companies that are selling at a discount to what we believe is the intrinsic business value of the company and where we can identify a catalyst which could help the company to realize the difference between the price of its stock and the intrinsic value. While we try to assess a company's future growth potential, our valuation pays particular attention to current levels of free cash flow and our overall assessment of management's strategy to allocate this cash.

The price/earnings multiple of the Fund's portfolio is currently about
12.6x based on 1998 estimates which represents a substantial discount to the 18x p/e ratio of the Russell 2000. In the majority of our portfolio holdings, capital spending approximates depreciation and amortization; thus earnings per share (EPS) equates to free cash flow, so the discount based on this multiple is even greater. Since we cannot control the timing as to when this pricing discrepancy will be narrowed, shareholders should focus on the long term.

If we can continue building our portfolio with companies having attributes similar to the two stocks discussed below, we believe the portfolio will be well positioned to deal with the anticipation or reality of an economic slowdown.

Two of the Fund's current portfolio holdings that typify our value analysis are Westinghouse Air Brake and Gardner Denver. Both meet our objective of 50% appreciation potential over three years.

Westinghouse Air Brake (WABCO) is the largest manufacturer of value-added rail equipment in North America with a presence that dates back to 1869. WABCO offers a variety of high quality products that are found in practically all freight cars, locomotives and transit cars. The company's leading market position (50%+ market share), coupled with efficient manufacturing facilities produces impressive gross profit margins of 33%. Growth is being driven by the need to upgrade an aging rail and transit fleet as well as technological innovation;

WABCO is a leader in introducing new products that enhance safety and productivity. WABCO has compiled an impressive record over the past five years with compound EPS growth of 20% through 1998's estimated $1.75. We paid 11x estimated 1998 earnings for WABCO, which is not only low on an absolute basis, but also a significant discount to the multiple for the overall market. In our view, the large disparity exists because of the company's historic dependence on the OEM freight car market, which is perceived to be cyclical. Management has judiciously used its free cash flow (basically, net income) to make accretive acquisitions, which have diversified its rail transportation activities so that the freight OEM business now represents less than 20% of total sales. As earnings growth continues (we estimate $1.95 for 1999), we believe that the market will better recognize this quality company.

Gardner Denver (GDI) is a leading manufacturer of compressors and blowers that are sold to a highly diverse range of manufacturing and service companies. Compressed air products account for 80% of sales with the balance derived from the manufacture of pumps that are used in the oil and gas industry for drilling and oil well servicing. Since its spinout from Cooper Industries in 1994, a time when Gardner Denver was reporting losses, management has done an excellent job of rebuilding the company with earnings that have risen steadily to an estimated $2.15 per share for 1998. The sharp decline in oil prices and related reductions in spending budgets by the oil and gas producers could lead to a decline in pump sales, which in turn could cause overall EPS for GDI to decline by about 10% to an estimated $1.95 in 1999. We purchased our position in GDI for 10x this estimate, a very attractive price for a company generating 14% pre-tax margins and a 16% after tax return on invested capital. Thus, while the short-term outlook of GDI is somewhat soft, its free cash flow, which also approximates EPS, should remain strong. Management recently initiated a 10% share repurchase program, confirming our view that GDI is under-valued.

I trust that this report has given you useful insight into how your assets are being managed. I appreciate your confidence.

Sincerely,

/s[Signature Omitted]



Edward I. Lefferman
Portfolio Manager

                                 TOTAL RETURN 1

                          Annualized      Cumulative
                          Inception       Inception
                           to Date         to Date
                           22.47%          4.25%



        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE FMC STRATEGIC VALUE FUND, VERSUS THE RUSSELL 2000 VALUE INDEX, AND THE
                           S&P400/BARRA VALUE INDEX.



[LINE GRAPH OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                FMC Strategic   Russell 2000      S&P 400/BARRA
                 Value Fund     Value Index        Value Index
8/31/98            10000         10000               10000
10/31/98           11114         10879               11628


1These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
2The FMC Strategic Value Fund commenced operations on August 17, 1998.

 [Pie Chart Omitted]
 Plot points are as follows:

Portfolio Composition

Printing & Publishing 3%
Food, Beverage & Tobacco 4%
Apparel/Textiles 4%
Insurance 5%
Machinery 7%
Specialty Machinery 11%
Miscellaneous Business Services 11%
Manufacturing 20%
U.S. Treasury Obligations 35%

% of Total Fund Investments

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

October 31, 1998



                                                          Face        Market
                                                         Amount        Value
FMC STRATEGIC VALUE FUND                                  (000)        (000)
--------------------------------------------------------------------------------
COMMON STOCKS (68.2%)
APPAREL/TEXTILES (4.3%)
   U.S. Industries .................................   $15,000        $  245
                                                                      ------
FOOD, BEVERAGE & TOBACCO (4.5%)
   Corn Products International .....................     9,000           256
                                                                      ------
INSURANCE (5.4%)
   Leucadia National ...............................    10,000           306
                                                                      ------
MACHINERY (7.4%)
   Denison International ADR* ......................    11,000           162
   Gardner Denver Inc.* ............................    18,000           259
                                                                      ------
                                                                         421
                                                                      ------
MANUFACTURING (20.8%)
   Agrium ..........................................    32,000           336
   Aztec ...........................................    14,000           132
   Trinity Industries ..............................    10,000           371
   Westinghouse Air Brake ..........................    16,000           344
                                                                      ------
                                                                       1,183
                                                                      ------
MISCELLANEOUS BUSINESS SERVICES (11.3%)
   Moore ...........................................    28,000           317
   Pinkerton's* ....................................    20,000           328
                                                                      ------
                                                                         645
                                                                      ------
PRINTING & PUBLISHING (3.4%)
   New England Business Service ....................     6,100           190
                                                                      ------
SPECIALTY MACHINERY (11.1%)
   Cooper Cameron* .................................    10,000           348
   Tecumseh Products ...............................     5,500           286
                                                                      ------
                                                                         634
                                                                      ------
TOTAL COMMON STOCKS
   (Cost $3,686) ...................................                   3,880
                                                                      ------
U.S. TREASURY OBLIGATIONS (35.9%)
   U.S. Treasury Bills (A)
        4.957%, 11/27/98 ...........................       365           364
        4.665%, 12/24/98 ...........................        38            38
        3.805%, 02/25/99 ...........................        56            55
        5.014%, 02/25/99 ...........................     1,198         1,182
        5.810%, 02/25/99 ...........................        12            12
        4.213%, 03/04/99 ...........................       400           394
                                                                      ------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $2,043) ...................................                   2,045
                                                                      ------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

October 31, 1998




                                                                      Market
                                                                       Value
FMC STRATEGIC VALUE FUND (concluded)                                   (000)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (104.1%)
   (Cost $5,730) ...................................                  $5,925
                                                                      ------
OTHER ASSETS AND LIABILITIES, NET (-4.1%) ..........                    (234)
                                                                      ------


NET ASSETS:
   Portfolio Shares (unlimited authorization
     -- no par value) based on 547,232 outstanding
     shares of beneficial interest .................                   5,461
   Undistributed net investment income .............                       4
   Accumulated net realized gain on investments ....                      31
   Net unrealized appreciation on investments ......                     195
                                                                      ------
TOTAL NET ASSETS (100.0%) ..........................                  $5,691
                                                                      ======
   Net Asset Value, Offering and Redemption Price Per Share           $10.40
                                                                      ======

*NON-INCOME PRODUCING SECURITY.
(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE
    EFFECTIVE YIELD AS OF OCTOBER 31, 1998.
ADR -- AMERICAN DEPOSITORY RECEIPT



    The accompanying notes are an integral part of the financial statements.


STATEMENT OF OPERATIONS                                                                     FMC STRATEGIC VALUE FUND


                                                                                                        FMC
                                                                                                     STRATEGIC
                                                                                                    VALUE FUND
                                                                                                   -------------
                                                                                                    8/17/98 TO
                                                                                                    10/31/98(1)
                                                                                                       (000)
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income ...........................................................................           $ 5
   Interest Income ...........................................................................            23
---------------------------------------------------------------------------------------------------------------------------
     Total Investment Income..................................................................            28
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..................................................................            10
   Investment Advisory Fee Waiver ............................................................           (10)
   Reimbursements by Advisor..................................................................           (18)
   Administrative Fees .......................................................................            16
   Administrative Fee Waiver .................................................................           (10)
   Custodian Fees ............................................................................            --
   Professional Fees .........................................................................            13
   Transfer Agent Fees .......................................................................             3
   Printing Fees .............................................................................             2
   Trustee Fees ..............................................................................             1
   Registration and Filing Fees ..............................................................             3
   Insurance and Other Fees ..................................................................             1
   Organization Costs.........................................................................             2
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses, Net .....................................................................            13
---------------------------------------------------------------------------------------------------------------------------
       Net Investment Income .................................................................            15
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold ....................................................            31
   Net Change in Unrealized Appreciation of Investment Securities ............................           195
---------------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments .........................................           226
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.......................................          $241
===========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) The FMC Strategic Value Fund commenced operations on August 17, 1998.


    The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS                                                          FMC STRATEGIC VALUE FUND




                                                                                                FMC STRATEGIC
                                                                                                  VALUE FUND
                                                                                                 ------------
                                                                                                    8/17/98
                                                                                                TO 10/31/98(1)
                                                                                                     (000)
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ...............................................................          $     15
   Net Realized Gain from Securities Sold ..............................................                31
   Net Change in Unrealized Appreciation of Investment Securities ......................               195
---------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations...............................               241
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ...............................................................               (11)
   Realized Capital Gains...............................................................                --
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions ...............................................................               (11)
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued .........................................................             5,449
   Reinvestment of Cash Distributions ..................................................                12
   Cost of Shares Redeemed .............................................................                --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Capital Share Transactions.......................             5,461
---------------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets ......................................................             5,691
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .................................................................                --
---------------------------------------------------------------------------------------------------------------------------
   End of Period .......................................................................           $ 5,691
===========================================================================================================================
    Shares Issued and Redeemed:
    Shares Issued ......................................................................               546
    Shares Issued in Lieu of Cash Distributions ........................................                 1
    Shares Redeemed ....................................................................                --
---------------------------------------------------------------------------------------------------------------------------
     Net Increase in Share Transactions ................................................               547
===========================================================================================================================

(1) The FMC Strategic Value Fund commenced operations on August 17, 1998. Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS                                                                             FMC STRATEGIC VALUE FUND

For a Share Outstanding Throughout Each Period

For the Periods Ended October 31,
                                                                                                                    Ratio
          Net                                                          Net                  Net                     of Net
         Asset             Realized and Distributions Distributions   Asset                Assets       Ratio     Investment
         Value      Net     Unrealized     from Net       from        Value                 End      of Expenses   Income
       Beginning Investment  Gains on     Investment     Capital       End      Total     of Period   to Average  to Average
       of Period   Income   Securities      Income        Gains     of Period   Return     (000)     Net Assets   Net Assets
       --------- ---------- ----------- ------------- ------------- ---------   ------    ---------  -----------  ----------
------------------------
FMC STRATEGIC VALUE FUND
------------------------
1998(1) $10.00      0.03        0.39         (0.02)        --         $10.40    4.25%+     $ 5,691      1.30%*     1.45%*

------------------------
FMC STRATEGIC VALUE FUND
------------------------
                         Ratio
                        of Net
          Ratio       Investment
        of Expenses     Income
        to Average    to Average
        Net Assets    Net Assets   Portfolio
        (Excluding    (Excluding    Turnover
         Waivers)      Waivers)      Rate
        -----------   -----------  ---------
1998(1)    5.07%*       (2.32)%*     6.86%

 *  Annualized
+ Total return is for the period indicated and has not been annualized.
(1) The FMC Strategic Value Fund commenced operations on August 17, 1998.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                         FMC STRATEGIC VALUE FUND

October 31, 1998

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with eight portfolios. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund"). The financial statements of the remaining portfolios are not presented herein. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

   FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

   SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

   EXPENSES -- Expenses that are directly related to the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

   DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to Shareholders at least annually.

   Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:

Organizational costs have been capitalized by the Trust and are being amortized over twelve months commencing with the start-up. In the event the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational

NOTES TO FINANCIAL STATEMENTS (concluded)               FMC STRATEGIC VALUE FUND

October 31, 1998 costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or .15% of the Fund's average daily net assets.The Administrator has voluntarily agreed to limit its fee to no higher than $27,500 for the Fund's initial fiscal year.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Fund and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30%. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 1998 are as follows:


                                           (000)
                                         ---------
Purchases
  U.S. Government .....................  $     --
  Other ...............................    3,867
Sales
  U.S. Government .....................  $    --
  Other ...............................      210

At October 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 1998, is as follows:


                                            (000)
                                          ---------
Aggregate gross unrealized
  appreciation ........................    $   307
Aggregate gross unrealized
  depreciation ........................       (112)
                                           -------
Net unrealized appreciation ...........    $   195
                                           =======

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Trustees of
FMC Strategic Value Fund of
Advisors' Inner Circle Fund:


We have audited the accompanying statement of net assets of the FMC Strategic Value Fund (the "Fund"), one of the funds constituting Advisors' Inner Circle Fund, as of October 31, 1998, and the related statement of operations, changes in net assets, and financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FMC Strategic Value Fund of Advisors' Inner Circle Fund as of October 31, 1998, and the results of its operations, changes in its net assets, and financial highlights for the period presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP

Philadelphia, PA
December 18, 1998

                             NOTICE TO SHAREHOLDERS
                                       OF
                         THE ADVISORS' INNER CIRCLE FUND
                                   (UNAUDITED)



For shareholders that do not have an October 31, 1998 taxable year end, this notice is for informational purposes only. For shareholders with an October 31, 1998 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended October 31, 1998, the portfolio is designating long term capital gains, qualifying dividends and exempt interest income with regard to distributions paid during the year as follows:

                             (A)            (B)
                          LONG TERM      ORDINARY            (C)
                        CAPITAL GAIN      INCOME            TOTAL           (D)           (E)           (F)
                        DISTRIBUTIONS  DISTRIBUTIONS    DISTRIBUTIONS   QUALIFYING    TAX EXEMPT      FOREIGN
     PORTFOLIO           (TAX BASIS)    (TAX BASIS)      (TAX BASIS)   DIVIDENDS(1)    INTEREST     TAX CREDIT
     -------            ------------   ------------     ------------   ------------  ------------  ------------
FMC Strategic Value Fund      0%           100%            100%              2%            0%             0%



----------------------------------------------------------------------------------------------------------------

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
 *  Items (A)and (B) are based on a percentage of the portfolio's total distributions.
**  Items (D) and (E) are based on a percentage of ordinary income distributions of the portfolio.

                            FMC STRATEGIC VALUE FUND
                                 P.O. Box 419009
                           Kansas City, MO 64141-6009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS MUTUAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                               1800 M Street N.W.
                              Washington, DC 20036

                         INDEPENDENT PUBLIC ACCOUNTANTS:
                               ARTHUR ANDERSEN LLP
                               1601 Market Street
                             Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

FMC-F-007-05